Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings
Borrowings

22       Borrowings

	At December 31,
	2022	2021
Non-current
Bank and financial borrowings (**)	353,740	258,248
Notes (*)	933,681	760,089
	1,287,421	1,018,337
Current
Bank and financial borrowings (**)	125,164	354,023
Notes (*)	52,852	67,243
	178,016	421,266
Total Borrowings	1,465,437	1,439,603

22       Borrowings (Cont.)

Changes in borrowings during the years are as follows:

	2022	2021
Balances at the beginning of the year	1,439,603	1,344,817
Loans obtained	371,951	396,504
Loans repaid	(328,775)	(266,839)
Interest paid	(111,387)	(86,108)
Accrued interest for the year	115,093	114,710
Debt renegotiation expenses capitalization	(2,011)	(20,439)
Translation differences and inflation adjustment	(19,037)	(43,042)
Balances at the end of the year	1,465,437	1,439,603

The maturity of borrowings is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2022 (1)	278,427	252,961	622,876	895,887	2,050,151
At December 31, 2021 (1)	524,338	232,950	500,228	711,660	1,969,176

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

	At December 31,
	2022	2021
Fair value of borrowings (2)	1,423,983	1,466,852
	1,423,983	1,466,852

(2) Valuation at quotation prices (not adjusted) in active markets for identical assets or liabilities Fair Value level 2 under IFRS 13 hierarchy. There are no financial instruments measured at fair value.

22       Borrowings (Cont.)

(*) Notes include the following as of December 31, 2022:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	November 2021	USD	246.2	November 2034	Fixed 6.875%	234.6
	Senior secured guarantee notes	May 2015, May 2020 (1)	USD	14.6	November 2032	Fixed 6.875%	12.5
CAI	Secured notes	January 2020	Euros	71.8	December 2024	Fixed 4.556%	64.9
		February 2017, May 2020 (1)	USD	212.3	February 2027	Fixed 6.875%	91.1
	Senior secured guarantee notes	October 2021	USD	208.9	August 2031	Fixed 8.500%	208.1
AA2000	Class 3 Notes	September 2021	USD (2)	30.5	September 2023	Fixed 4.000%	30.5
	Class 1 Series 2021 Notes	November 2021	USD	64.0	August 2031	Fixed 8.500%	60.6
	Class 4 Notes	November 2021	USD	62.0	November 2028	Fixed 9.500%	60.2
	Class 5 Notes	February 2022	USD (2)	138.0	February 2032	Fixed 5.500%	138.3
	Class 6 Notes	February 2022	USD (2)	36.0	February 2025	Fixed 2.000%	35.9
	Class 7 Notes	July 2022	USD (2)	20.0	July 2025	Fixed 0.000%	19.9
	Class 9 Notes	August 2022	USD (2)	30.0	August 2026	Fixed 0.000%	29.9
Total							986.5

(1)A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)These notes are dollar-linked, denominated in U.S. dollars but issued and paid in Argentine pesos

(*) Notes include the following as of December 31, 2021:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	November 2021	USD	246.2	November 2034	Fixed 6.875%	233.6
	Senior secured guarantee notes	May 2015, May 2020 (1)	USD	14.6	November 2032	Fixed 6.875%	13.3
CAI	Secured notes	January 2020	Euros	71.8	December 2024	Fixed 4.556%	68.5
		February 2017, May 2020 (1) (2)	USD	212.3	February 2027	Fixed 6.875%	113.9
	Senior secured guarantee notes	October 2021	USD	208.9	August 2031	Fixed 8.500%	207.9
	Class 2 Notes Series 2020	August 2020	USD (2)	40.0	August 2022	Fixed 0.000%	40.0
AA2000	Class 3 Notes	September 2021	USD (2)	30.5	September 2023	Fixed 4.000%	30.3
	Class 1 Series 2021 Notes	November 2021	USD (2)	64.0	August 2031	Fixed 8.500%	60.1
	Class 4 Notes	November 2021	USD	62.0	November 2028	Fixed 9.500%	59.7
Total							827.3

(1)A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)These notes are dollar-linked, denominated in U.S. dollars but issued and paid in Argentine pesos

22       Borrowings (Cont.)

●	ACI Senior Secured Guarantee Notes (“ACI Existing Notes”) are guaranteed and have a security package that includes the pledge of the shares in PDS and Cerealsur S.A., and certain accounts of Cerealsur S.A. and ACI. As of December 31, 2022 and 2021, they were secured by a debt service reserve account of ACI and the funds contained therein. These notes are fully and unconditionally guaranteed by Cerealsur S.A.and PDS.

On May 26, 2020, ACI issued USD 180.9 million aggregate principal amount of 6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032 to repurchase and exchange 93.6% of the total original principal amount of the ACI Existing Notes obtaining consents to certain proposed amendments to the indenture governing the ACI Existing Notes and certain waivers. The main covenants and guarantees remain unchanged except for the incorporation of ACI’s shares pledge.

On November 12, 2021, ACI issued USD 246.2 million aggregate principal amount of 6.875% Senior Secured Guaranteed Notes due 2034 (the “New Notes”) consolidating the repurchase and exchange of 40.62% of the total original principal amount of the Series 2015 Notes, 96.43% of the total original amount of the Series 2020 Notes and a new money offering of USD 52.9 in a private transaction under the same terms as the New Notes. The main guarantees remain unchanged while the covenants over ACI Existing Notes were eliminated; an Interest payment account was funded with a portion of the proceeds of the issuance of the New Notes, amounting as of December 31, 2022, USD 12.9 million (USD 30 million as of December 31, 2021) and a stand by letter was issued by Goldman Sachs Bank for USD 8.5 million which remains in force as of December 31, 2022.

●	The Italian Notes are secured by an economic first ranking pledge in respect of all the shares representing 100% of the share capital of CAI, 100% of the share capital of Dicasa Spain S.A.U. and the shares representing CAI’s holding in TA.

22       Borrowings (Cont.)

The main covenants are limitations to take on additional indebtedness, make payments of dividends and other payments that are specifically restricted, selling assets as well as requiring compliance with certain financial ratios. In December 2022, it has been granted a waiver of any default as a result of the testing of the financial ratios in respect of the calculation dates falling on December 31, 2022 and June 30, 2023.

●	The Senior guarantee notes of AA2000 (“AA2000 Existing Notes”) are secured by a collateral assignment of fiduciary rights of certain revenue of AA2000.

The main covenants require compliance with certain financial ratios as well as restriction to incur additional debt and limitations on the payments of dividends if any default, whether declared or not, has occurred.

On February 27, 2020, the ordinary general meeting of shareholders of AA2000 approved the creation of a Global Program for the issuance of Notes. The aforementioned program establishes the issuance of simple Notes not convertible into shares with a principal value of up to USD 500 million, or its equivalent in other currencies, during a period of five years commencing on the date of approval of the Global Program by the Argentine Comisión Nacional de Valores (“CNV”). i.e. April 17, 2020. The principal value was increased up to USD 1,500 million after an ordinary general meeting of holders held on June 15, 2021 and the approval of the CNV on July 11, 2021, which left unchanged the issuance period of five years from the date of the original approval.

On May 20, 2020 AA2000 issued USD 306 million aggregate principal amount of 6.875% Cash/9.375% PIK Class I Series 2020 Additional Senior Secured Notes due 2027 (the “Series 2020 Additional Notes”) in exchange of 86.73% of the total original principal amount of AA2000 Existing Notes. The collateral assignment of revenue under AA2000 Existing Notes was extended to the Series 2020 Additional Notes in equal terms.Accrued interest are capitalized quarterly. From May 1, 2021, the expiry date of the PIK Period, New Notes accrue interest at a rate of 6.875% per annum until their maturity date, payable quarterly. The main covenants and guarantees remain unchanged.

On September 8, 2021 AA2000 issued USD 30.5 million aggregate principal amount of 4.00% Class 3, repayable in a single payment at maturity.

On October 28, 2021, AA2000 issued USD 208.9 million aggregate principal amount of 8.5% Class I Series 2021 Additional Senior Secured Notes due 2031 (the “Series 2021 Notes”) to repurchase and exchange 24.61% of the total original principal amount of the Series 2017 Notes and 66.83% of the original principal amount of Series 2020 Additional Notes. Additionally, on November 4, 2021, AA2000 issued USD 64 million of Series 2021 Notes related to a new fund raising. The main covenants and guarantees remain unchanged. Additionally, it has been established in the offering memorandum that the compliance of the financial ratios do not begin to apply until June 2023.

The Series 2021 Notes and the Existing Notes not exchanged are secured by the collateral currently securing the Existing Notes on a pro rata and pari passu basis. In addition, to secure its obligations under the Series 2021 Notes, AA2000, together with the relevant parties thereto, amended the cargo trust agreement dated August 9, 2019, entered into by AA2000 and the trustee (as amended, the “Cargo Trust”) in order to include holders of Series 2021 Notes as beneficiaries therein, granting them a security interest which is subordinated to (i) the rights of creditors under certain existing loans of AA2000, and (ii) any debt permitted to be incurred to finance or refinance any capital expenditures made or to be made pursuant to the concession agreement entered into by AA2000 with the Argentine National Government (as amended form time to time, the “Concession Agreement”) for the operation of the airports in Argentina.

22       Borrowings (Cont.)

Once the Existing Notes not exchanged in the Exchange Offer mature or are cancelled in full, AA2000 is required to amend and restate the Cargo Trust and the current trust related to the tariffs dated January 19, 2017, entered into by AA2000 and the trustee thereto (the “Tariffs Trust”), so that the Series 2021 Notes become secured under the Cargo Trust on a pro rata and pari passu basis with the existing beneficiaries of the Cargo Trust, and these beneficiaries in turn become secured under the Tariffs Trust on a pro rata and pari passu basis with the Series 2021 Notes. In accordance with the Concession Agreement, the collateral assignment of revenue must be authorized by ORSNA. ORSNA approved, on October 15 2021, the amendment of the Tariffs Trust and of the Cargo Trust to include the Series 2021 Notes as beneficiaries thereto (including their future amendment and restatement, once the Existing Notes are cancelled in full). Furthermore, AA2000 received the approval from the Central Bank of Argentina to establish a non-interest bearing U.S. dollar trust account in the United States to secure the Series 2021.

On November 4, 2021, AA2000 additionally issued USD 62 million aggregate principal amount of Class 4 Senior Secured Notes related to a new money offering, having a maturity of seven years, i.e. November 1, 2028, bearing an annual interest rate of 9.5%. The Senior Secured Notes are secured by a first priority lien on the Cargo Trust on a pari passu basis with certain commercial bank lenders to AA2000 and a second priority lien with new debt incurred by AA2000 to fund infrastructure works for a total amount of up to USD 235 million.

On February 21, 2022, AA2000 issued USD 174 million of dollar-linked notes, in the local market, in two tranches:

●	USD 138 million of Class 5 Notes, with an annual interest rate of 5.5%, five-year grace period and quarterly amortization, starting May 2027. AA2000 will use these proceeds to fund infrastructure works in the Group “A” airports, within the National Airports System;
●	USD 36 million of Class 6 Notes, with an interest rate of 2%, maturing in February 2025.

In June 2022, AA2000 repurchased USD 2 million of dollar-linked notes issued in August 2020. In August 2022, USD 25.4 million of these notes were exchanged for dollar-linked Class 9 Notes, while at the maturity date, in August 2022, AA2000 repaid the remaining USD 12.6 million.

On July 8, 2022, AA2000 issued USD 20 million of dollar-linked Class 7 Notes in the local market, at a 0% interest rate, repayable in a single installment in July 2025.

On August 19, 2022, AA2000 issued USD 30 million of dollar-linked Class 9 Notes in the local market, at a 0% interest rate, repayable in three installments of USD 10 million each, in February, May and August 2026. The integration of the nominal value amounted to USD 25.4 million through the exchange of Class 2 Notes while the remaining USD 4.6 million were in integrated in ARS.

22       Borrowings (Cont.)

(**) As of December 31, 2022, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	6.4
ICASGA	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	1.8
	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	5.5	A
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	1.7
ICAB	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	208.3	A
	Votorantim	R$	March 2023	Variable	CDI plus spread	0.8	C
	Banco Guayaquil SA	USD	February 2026	Variable	T.R.E.(3) plus spread	5.9	D
TAGSA	Banco Guayaquil SA	USD	December 2025	Variable	T.R.E.(3) plus spread	2.1	D
	Banco Bolivariano CA	USD	December 2025	Variable	T.R.E.(3) plus spread	5.4	D
	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	3.6	D
	Santander Uruguay	USD	April 2023	Fixed	4.40%	0.2	D
TCU	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	1.0	D
	Scotiabank Uruguay	USD	February 2026	Fixed	4.30%	0.8	D
	Santander Uruguay	USD	November 2027	Fixed	5.37%	1.0	D
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	15.5	D
	BPM	Euro	December 2023	Fixed	1.65%	0.1	D
	Unicredit	Euro	March 2023	Variable	Euribor 3 month plus spread	10.1	D
	BNL	Euro	May 2023	Fixed	3.76%	5.4	D
TA	ISP-SACE	Euro	September 2026	Variable	Euribor 3 month plus spread	85.1	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.1	D
	BPM	Euro	June 2024	Variable	Euribor 3 month plus spread	0.2	D
	BPM	Euro	January 2023	Variable	Euribor 3 month plus spread	3.8	D
	MPS Servicio capital	Euro	March 2023	Fixed	1.86%	11.8	D
	Banca Intesa San Paolo	Euro	March 2023	Fixed	1.60%	11.9	D
AIA	Ameriabank C.J.S.C.	Euro	December 2025	Fixed	6.00%	21.1	B
ANSA	Banco Macro	ARS	November 2024	Variable	BADLAR plus spread	1.2	A
	Banco de la Provincia de Buenos Aires	USD	July 2024	Fixed	7.00%	0.8	D
AA2000	Onshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	8.0	A
	Onshore renegotiation - ICBC	USD	November 2024	Fixed	8.50%	17.8	A
	Citibank N.A. (5)	USD	February 2023	Variable	SOFR plus spread	2.4	A
	Offshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	1.6	A
	ICBC Dubai	USD	October 2025	Variable	SOFR plus spread	10.2	B
	Banco Ciudad	USD	November 2023	Fixed	6.00%	3.5	B
CAISA	Santander Uruguay	USD	April 2027	Fixed	5.10%	6.9	B
	Banco Itaú	USD	April 2027	Fixed	3.80%	6.9
PDS	Banco de la República Oriental del Uruguay	USD	March 2028	Variable	7.03%	10.0	C
Total						478.9

22       Borrowings (Cont.)

(**) As of December 31, 2021, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	6.4
	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	1.8
ICASGA	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	4.7	A
	BNDES	R$	September 2022	Fixed	2.50%	0.3
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.2
	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	203.2	A
ICAB	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.1	D
	Votorantim	R$	June 2022	Variable	CDI plus spread	3.1	C
	Banco Guayaquil SA	USD	February 2026	Variable	T.R.E.(3) plus spread	7.4	D
	Banco Guayaquil SA	USD	December 2025	Variable	T.R.E.(3) plus spread	2.8	D
TAGSA	Banco Bolivariano CA	USD	December 2025	Variable	T.R.E.(3) plus spread	7.2	D
	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	5.5	D
	Santander Uruguay	USD	April 2023	Fixed	4.40%	0.7	D
TCU	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	1.5	D
	Scotiabank Uruguay	USD	February 2026	Fixed	4.30%	1.0	D
	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	1.2	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	19.6	D
	BPM	Euro	January 2022	Fixed	0.5%	4.0	D
	BPM	Euro	December 2023	Fixed	1.65%	0.2	D
	Unicredit	Euro	March 2022	Fixed	0.75%	9.6	D
	Unicredit	Euro	May 2022	Fixed	0.75%	1.1	D
TA	BNL	Euro	April 2022	Fixed	0.60%	5.7	D
	ISP-SACE	Euro	September 2026	Variable	Euribor 3 month plus spread	95.8	D
	CREDEM	Euro	January 2022	Fixed	0.09%	1.1	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.2	D
	BPM	Euro	June 2024	Variable	Euribor 3 month plus spread	0.3	D
	MPS Servicio capital	Euro	March 2022	Fixed	0.38%	12.5	D
	Banca Intesa San Paolo	Euro	March 2022	Fixed	1.20%	12.6	D
		USD	June 2024	Variable	Libor 6 month plus spread (7)	30.6	B
AIA	Ameriabank C.J.S.C.	Euro	June 2024	Variable	Euribor 6 month plus spread (7)	32.2
	HSBC Bank Armenia C.J.S.C.	Dram	June 2022	Fixed	11% (4)	0.3	D
ANSA	Banco Macro	USD	February 2022	Variable	Libor plus spread(6)	2.3	A
	Banco de la Provincia de Buenos Aires	USD	July 2023	Fixed	7.00%	0.1	D
	Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A. (5)	USD	August 2022	Fixed	9.75%	28.7	A
AA2000	Onshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	27.4	A
	Onshore renegotiation - ICBC	USD	November 2024	Fixed	8.50%	10.1	A
	Citibank N.A. (5)	USD	February 2023	Variable	Libor plus spread(6)	16.4	A
	Offshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	13.2	A
	Banco Ciudad	USD	November 2023	Fixed	6.00%	5.0	B
	Banco Macro	USD	December 2022	Fixed	7.75%	10.1	B
CAISA	Santander Uruguay	USD	April 2027	Fixed	5.10%	7.0
	Banco Itaú	USD	April 2027	Fixed	3.80%	7.0	B
PDS	Banco de la República Oriental del Uruguay	USD	March 2028	Fixed	3.11%	10.0	A
Others						0.1
Total						612.3

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate).

IPCA: corresponds to the Brazilian Consumer Price index).

(2) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

ARS - Argentine Pesos.

R$ - Brazilian Reales.

(3) T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate).

(4) Effective interest rate is 5.5% as 50% of interest rate is subsidized by Armenian Government.

(5) Comprises loans with Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U., Banco Santander Río S.A. (“the onshore credit facility”) and Citibank N.A. (“the offshore credit facility”).

(6) Amendment to the original contracts with the financial institutions have been executed to switch from LIBOR to alternative reference interest rates without a significant impact.

(7) The loan was prepaid during 2022.

22       Borrowings (Cont.)

-

The Credit Facility Agreement between ICASGA and the Banco Nacional do Desenvolvimento Econômico e Social (“BNDES”) is secured by the pledge of the shares of ICASGA, together with any dividends and distributions in connection therewith, as well as the fiduciary assignment of rights arising under the Natal Airport concession agreement and certain letters of guarantees issued by indirect shareholders and affiliates of ICASGA. It also establishes a required pre-authorization by BNDES on payments of ICASGA dividends if exceeding 25% of net profits.

The Credit Facility Agreement between ICAB and BNDES is secured by the pledge of ICAB and Inframérica Participaçoes S.A. shares, the fiduciary assignment of rights arising under the Brasilia airport concession agreement and letters of guarantee issued by indirect shareholders and affiliates of ICAB. It also establishes under certain circumstances a required pre-authorization by BNDES on payments of ICAB dividends if exceeding 25% of net profits and compliance of certain financial ratios.

During 2017 and 2018 ICAB and ICASGA entered into amendments and extension agreements with BNDES in which ACI Airports S.à r.l. and CAAP agreed not to create any encumbrances on their shares in Inframérica, and not to sell, acquire, merge or spin-off assets or undertake any other action that results or that may result in a change in the current corporate structure of Inframérica or any change of control in Inframérica, without the prior consent of BNDES. ACI Airports S.à r.l. has agreed not to undertake any change of control in CAAP without the prior consent of BNDES. In addition, ACI Airports S.à r.l. has agreed to maintain a minimum credit rating (the “Minimum Rating”) or a stand-alone rating (without including the sovereign rating) of at least B-/B3, which has been achieved in April, 2022, being in compliance as of December 31, 2022.

Additionally, as of December 31, 2021, ICAB did not pay in full the 2021’s fixed concession fee and, therefore, was not in compliance with certain covenant under the BNDES loan agreement. As a result, the amount of USD 192.1 million was presented as current as of December 31, 2021.

The forgoing has occurred because, pursuant to Portaria 139, ICAB requested to reprofile 50% of fixed concession fee which was due and payable in December 31, 2021 and, even though, the Brazilian Ministry of Infrastructure had granted its approval, ANAC denied ICAB’s request, and initiated administrative proceedings with a view to declaring ICAB in default of its payment obligations.

Therefore, ICAB initiated a judicial procedure and, on February 2, 2022, a writ of mandamus was granted by a Federal judge suspending any act or enforceability in connection with the unpaid portion of the concession fee due to ANAC. ANAC appealed, but in April 2022, the court of justice provisionally maintained the first instance judgment favorable to ICAB. Although there can be no assurance as to the outcome of the proceedings, ICAB believes that based on the opinion of the ICAB’s external legal advisors, it is not likely that the writ of mandamus is rescinded by the justice.

In January 2022, ICAB replaced an existing loan with Banco Votorantim S.A. – Bahamas Branch with a new loan in U.S. dollars due in March 2023. This loan is secured by a guarantee letter issued by CAAP. Further payments under the loan are protected from the exposure to U.S. dollars exchange rate fluctuation with a cash flow swap derivative with Banco Votorantim S.A. Brazil.

22       Borrowings (Cont.)

-	In December 2022, AIA prepaid the existing loans and entered into a new loan agreement with Ameriabank C.J.S.C. for up to € 40 million of which € 20 million were disbursed as of December 31, 2022 while the remaining € 20 million can be drawn by AIA until April 30, 2023. This agreement provides restrictions regarding payments, additional indebtedness, disposal of assets and transactions with affiliates, and the maintenance of certain financial ratios. According to this agreement, these ratios must be met as of June 30 and December 31 of each year the loan is outstanding, starting from June 30, 2023.

As of December 31, 2022, AIA pledged to the security agent cash held in bank accounts for USD 38,511. Additionally, the loan is secured by the pledge of shares of the Company and of certain collection rights.

-	TA, pursuant to the loan agreement with Banco de Innovación de Infraestructuras y Desarrollo/ MPS Servicio capital is required to comply with certain financial ratios. In December 2022, TA has been granted a waiver of any default related to the financial ratios covenants as of December 31, 2022, being the next testing date December 31, 2023.

On November 6, 2020, € 85 million of proceeds were disbursed to TA under a loan signed with a pool of leading financial institutions comprising Intesa Sanpaolo and BNL-BNP Paribas. The loan is 90% backed by SACE guarantees pursuant to the provisions of Decree-Law No. 23/2020 within the framework of the programme “Garanzia Italia”, an Italian guarantee scheme intended to support Italian companies affected by the Covid-19 crisis. The loan has a term of six years, with a two-year grace period and TA is required to comply with certain financial covenants and restrictions.

-	ANSA loan with Banco Macro is secured with a guarantee letter of Corporación América S.A. In addition, ANSA entered into an assignment of collection rights agreement in favor of Banco Macro.

On January 25, 2022, ANSA agreed to reschedule the loan extending its term to November 2024, subject to a partial principal repayment in January 2022. The remaining debt will be repaid in quarterly installments starting in May 2022. Additionally, the outstanding debt was switched from USD to ARS and the interest rate from Libor plus a spread to BADLAR plus a spread.

-

On August 9, 2019, AA2000 entered into two credit facility agreements: (a) the onshore credit facility agreement, by and among AA2000, as borrower, Banco Galicia and Buenos Aires S.A.U., Industrial and Commercial Bank of China (Argentina) S.A. (“ICBC”) and Banco Santander Río S.A., as lenders (collectively, the “Lenders”), Citibank N.A. (“Citibank”), as administrative agent and Citibank Argentina, as local collateral agent, local disbursement agent and local paying agent, for an aggregate principal amount of USD 85 million and (b) the offshore credit facility agreement, by and among AA2000, as borrower, Citibank acting through its international banking facility, as lender, Citibank N.A., as administrative agent and Citibank Argentina as local collateral agent and local custodian agent for an aggregate principal amount of USD 35 million (collectively, the “2019 Credit Facilities”).

To secure its obligations under the two credit facility agreements, pursuant to the Argentine Collateral Trust Agreement dated August 9, 2019 (under Argentine law), AA2000 transferred and assigned to the collateral trustee, acting on behalf of the Trust, for the benefit of the Lenders, acting as the beneficiaries, all: (a) rights, title and interest in, to and under each payment of the cargo airport charges payable by the user of such services in connection with all proceeds derived from export and import services carried out by Terminal de Cargas Argentina (a business unit of AA2000); and (b) any residual amount that AA2000 could be entitled to receive pursuant to article 11.4 of the collateral trust agreement dated January 17, 2017, entered into AA2000 and Citibank, in respect of the rights to receive payment in the event of a termination, expropriation or redemption of the concession agreement entered by and between the National Government and AA2000 on February 9, 1998 and approved by Decree No. 163/1998; including the right to receive and withhold all the payments pursuant to them and any other produced by them, assigned in trust to secure the Existing Notes issued by AA2000.

22       Borrowings (Cont.)

During 2020 and 2021, AA2000 entered into framework amendments (“Framework Agreement”) and extension agreements with the financial institutions with respect to the above loans, including the extension of the final maturity. Additionally, under the Framework Agreement, AA2000 signed bilateral contracts with each of the financial institutions and signed an amendment to the aforementioned agreement where the obligation to comply with certain ratios foreseen in the 2019 Credit Facilities has been waived.

Additional loans in ARS have been obtained to pay the installment during 2020 and 2021 of the renegotiated 2019 Credit Facilities agreement. All these loans were in ARS accruing quarterly interests at a variable rate.

On November 18, 2021, AA2000 agreed with the Lenders the granting of a bimonetary loan in order to prepay the loans from the Framework Agreement. The loans are secured by the Argentine Collateral Trust Agreement. Disbursements were made in November and December 2021, both in USD (Onshore renegotiation – ICBC) and in ARS (Offshore renegotiation) for USD 10 million and ARS 3,944 million (equivalent to USD 22.3 million) respectively. During 2022 disbursements under the bimonetary loan were granted and used to offset the installments of the Framework Agreement for ARS 3,682.0 million (equivalent to USD 20.8 million) and for USD 7.8 million. Additionally, prepayments of the bimonetary loans in ARS were made during 2022 for ARS 6,085.0 million (equivalent to USD 34.3 million).

On February 2, 2022, AA2000 agreed with Citibank N.A. to modify the amortization schedule of the principal installments of the Offshore Loan corresponding to the months of February, May and August 2022 for a total of USD 11.7 million, the latter amount being payable in 6 equal installments maturing in February, March, May, June, August and September 2022. Additionally, the interest rate of the loan was switched from Libor plus spread to SOFR plus spread, without a significant impact.

On November 1, 2021, AA2000 signed a new loan agreement with Banco de la Ciudad de Buenos Aires for USD 5 million. The loan has a payment term of twenty-four months, a nominal annual interest rate of 6% and its principal amortizes 30% after twelve and eighteen months, and the remaining 40% after twenty-four months. It is secured by assigned revenues from certain commercial contracts.

On March 25, 2022, AA2000 entered into a commitment agreement with Banco Macro for funds to be eventually disbursed, up to USD 40 million, which will be applied for the purposes set forth in the agreement signed with ORSNA on September 2, 2021, approved by Resolution 60/21.

On July 29, 2022, AA2000 obtained a loan from Industrial and Commercial Bank of China, Dubai branch, for a total amount of USD 10 million, accruing interest at a variable rate equivalent to three-month SOFR plus spread of 7.875% and withholding taxes. The loan will be repaid in three installments to be made in April, July and October 2025. The loan is secured by a first priority lien on the income generated in the cargo terminal on a pari passu basis with certain commercial bank lenders to AA2000 and the Class 4 Notes, and a second priority lien on the international and regional air station usage fees and concession compensation rights.

-	CAISA pursuant to the credit facilities with Banco Santander S.A. and Banco Itaú Uruguay S.A. is required to comply with certain financial ratios as well as certain restrictions. Assignment of certain revenues has been given to secure the aforementioned credit facilities.
-	On April 16, 2021, PDS obtained a loan of USD 10 million with Banco de la República Oriental del Uruguay (BROU) accruing interest at a variable rate set by BROU. This loan is repayable in 60 monthly installments starting on April 2023 and is secured by a guarantee issued by CAAP and by a stand by letter issued by Morgan Stanley Private Bank, National Association for USD 1.5 million guaranteed by Corporación America Sudamericana S.A.

22       Borrowings (Cont.)

Negotiations with lenders for the approval of temporary waivers of compliance with applicable covenants, when and where necessary, have been carried out during 2022 and 2021 to avoid any risk of an event of default under pending facilities entered into by Group entities.

As of December 31, 2022, the Company and its subsidiaries either met the financial covenants under outstanding financings or had obtained temporary waivers thereunder, as aforementioned.